Document and Entity Information	Aug. 23, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001652724
Document Type	8-K
Document Period End Date	Aug. 23, 2021
Entity Registrant Name	Lucira Health, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39976
Entity Tax Identification Number	27-2491037
Entity Address, Address Line One	1412 62nd Street
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(510)
Local Phone Number	350-8071
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	LHDX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false